JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 33.1%
Aerospace & Defense — 1.2%
Boeing Co. (The)
4.88%, 2/15/2020	540	543
7.95%, 8/15/2024	500	623
General Dynamics Corp. 2.25%, 11/15/2022	1,000	1,010
L3Harris Technologies, Inc.
3.85%, 12/15/2026(a)	475	511
4.85%, 4/27/2035	500	593
Lockheed Martin Corp.
2.50%, 11/23/2020	850	854
3.35%, 9/15/2021	380	389
Northrop Grumman Corp. 2.93%, 1/15/2025	800	822
Precision Castparts Corp.
2.50%, 1/15/2023	500	507
3.25%, 6/15/2025	800	842
Raytheon Co. 3.15%, 12/15/2024	476	496
Rockwell Collins, Inc. 3.20%, 3/15/2024	300	312
United Technologies Corp.
1.95%, 11/1/2021	500	499
3.95%, 8/16/2025	1,250	1,359
4.13%, 11/16/2028	500	563
4.63%, 11/16/2048	550	689

		10,612

Airlines — 0.0%(b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	208	220

Automobiles — 0.5%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(a)	250	249
Daimler Finance North America LLC (Germany)
2.30%, 1/6/2020(a)	2,100	2,100
2.25%, 3/2/2020(a)	153	153
General Motors Co.
5.00%, 10/1/2028	550	589
6.60%, 4/1/2036	600	697
Hyundai Capital America
3.00%, 6/20/2022(a)	530	535
2.85%, 11/1/2022(a)	266	268
Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021(a)	345	347

		4,938

Banks — 5.8%
ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021(a)	450	453
ANZ New Zealand Int’l Ltd. (New Zealand) 2.75%, 1/22/2021(a)	700	706
Bank of America Corp.
3.30%, 1/11/2023	32	33
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	21	21
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	3,745	3,824
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	737	766
4.00%, 1/22/2025	1,154	1,228
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(c)	1,500	1,565
4.45%, 3/3/2026	556	610
Bank of Montreal (Canada)
2.35%, 9/11/2022	100	101
2.50%, 6/28/2024	500	505
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(a)	380	398
Bank of Nova Scotia (The) (Canada) 2.80%, 7/21/2021	630	639
Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,255	1,295
BB&T Corp.
2.45%, 1/15/2020	166	166
2.63%, 6/29/2020	500	502
BNP Paribas SA (France)
3.38%, 1/9/2025(a)	300	310
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	500	540
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,082
Capital One Bank USA NA 3.38%, 2/15/2023	660	679
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	2,000	2,030
3.40%, 5/1/2026	650	682
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(c)	2,000	2,191
Citizens Financial Group, Inc. 4.30%, 12/3/2025	500	538
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(a)	778	842
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	903	938
Credit Agricole SA (France) 3.75%, 4/24/2023(a)	775	809
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 4.55%, 4/17/2026	500	555
Discover Bank 4.20%, 8/8/2023	447	476
Fifth Third Bank 2.88%, 10/1/2021	425	431

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	800	847
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	600	628
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	1,250	1,344
Huntington Bancshares, Inc. 3.15%, 3/14/2021	352	356
Huntington National Bank (The) 2.50%, 8/7/2022	500	505
ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	435
KeyCorp 5.10%, 3/24/2021	1,657	1,722
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	508
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	869	916
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	221	225
3.76%, 7/26/2023	1,000	1,050
3.78%, 3/2/2025	1,000	1,067
3.85%, 3/1/2026	350	375
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	580	590
2.60%, 9/11/2022	300	303
Nordea Bank Abp (Finland) 4.25%, 9/21/2022(a)	591	618
PNC Bank NA 2.45%, 11/5/2020	356	358
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020	362	368
Regions Financial Corp. 2.75%, 8/14/2022	402	408
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	597	663
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	635	672
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030(c)	620	675
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	250	252
Societe Generale SA (France) 4.25%, 9/14/2023(a)	1,200	1,269
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(a)	1,200	1,290
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 7/16/2024	482	487
2.45%, 9/27/2024	800	800
SunTrust Bank 2.75%, 5/1/2023	1,500	1,525
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	472
Toronto-Dominion Bank (The) (Canada) 3.15%, 9/17/2020	1,000	1,010
US Bancorp
Series V, 2.63%, 1/24/2022	732	743
3.60%, 9/11/2024	215	229
Wachovia Corp. 7.57%, 8/1/2026(d)	700	885
Wells Fargo & Co.
3.00%, 2/19/2025	368	378
3.00%, 4/22/2026	800	824
4.30%, 7/22/2027	2,000	2,194
Westpac Banking Corp. (Australia)
2.00%, 3/3/2020(a)	506	506
2.50%, 6/28/2022	1,100	1,112

		53,524

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	2,395	2,786
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,020
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	745	813
4.60%, 5/25/2028	400	453
Molson Coors Brewing Co. 2.25%, 3/15/2020	400	400
PepsiCo, Inc. 2.38%, 10/6/2026	200	204

		5,676

Biotechnology — 0.3%
AbbVie, Inc.
2.95%, 11/21/2026(a)	578	584
4.25%, 11/14/2028	1,000	1,102
3.20%, 11/21/2029(a)	475	482
Baxalta, Inc. 3.60%, 6/23/2022	35	36
Gilead Sciences, Inc.
2.55%, 9/1/2020	300	302
3.70%, 4/1/2024	56	59
3.50%, 2/1/2025	35	37

		2,602

Building Products — 0.0%(b)
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	222	230

Capital Markets — 2.7%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	586
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	155	155
4.15%, 2/1/2021	440	451
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	92	93
3.40%, 1/29/2028	1,500	1,608
BlackRock, Inc. 3.20%, 3/15/2027	400	426

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023(a)	470	507
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	650	704
Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	261
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	520	550
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	600	613
3.95%, 2/27/2023	500	509
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	3,195	3,208
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	500	506
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	196	199
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(c)	403	417
4.25%, 10/21/2025	92	99
3.50%, 11/16/2026	1,200	1,252
3.85%, 1/26/2027	1,000	1,064
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	384	407
Invesco Finance plc 3.75%, 1/15/2026	436	464
Jefferies Group LLC 6.88%, 4/15/2021	400	423
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021(a)	800	835
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030(a)(c)	200	228
Morgan Stanley
5.75%, 1/25/2021	687	715
2.75%, 5/19/2022	400	406
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)	3,100	3,242
5.00%, 11/24/2025	622	700
4.35%, 9/8/2026	880	963
State Street Corp.
3.10%, 5/15/2023	1,724	1,781
3.70%, 11/20/2023	554	590
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	224
UBS AG (Switzerland) 2.45%, 12/1/2020(a)	200	201
UBS Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(a)(c)	449	456

		24,843

Chemicals — 0.8%
Dow Chemical Co. (The)
3.00%, 11/15/2022	594	607
3.50%, 10/1/2024	800	839
Ecolab, Inc.
2.25%, 1/12/2020	167	167
3.25%, 1/14/2023	330	341
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	93	102
Mosaic Co. (The) 3.25%, 11/15/2022	2,243	2,292
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	168	174
Praxair, Inc. 2.20%, 8/15/2022	500	503
Rohm & Haas Co. 7.85%, 7/15/2029	315	419
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	225	229
3.45%, 6/1/2027	170	179
Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,188

		7,040

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 3.55%, 6/1/2022	417	431
Waste Management, Inc. 3.45%, 6/15/2029	303	326

		757

Communications Equipment — 0.1%
Cisco Systems, Inc.
4.45%, 1/15/2020	90	90
2.45%, 6/15/2020	90	90
2.90%, 3/4/2021	181	184
2.95%, 2/28/2026	200	210

		574

Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025(a)	250	266
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	260	268
3.50%, 12/15/2027	300	311

		845

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	1,200	1,228
3.65%, 7/21/2027	594	612
American Express Co. 3.38%, 5/17/2021	1,000	1,019
American Honda Finance Corp. 2.40%, 6/27/2024	800	808
Avolon Holdings Funding Ltd. (Ireland) 3.95%, 7/1/2024(a)	260	269
Caterpillar Financial Services Corp.
2.25%, 12/1/2019	176	176
2.75%, 8/20/2021	510	517
2.85%, 6/1/2022	900	921
General Motors Financial Co., Inc.
3.70%, 5/9/2023	615	633
4.25%, 5/15/2023	770	807
4.00%, 10/6/2026	280	287
4.35%, 1/17/2027	400	415
3.85%, 1/5/2028	500	503

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
John Deere Capital Corp.
1.70%, 1/15/2020	65	65
3.15%, 10/15/2021	650	664
2.70%, 1/6/2023	298	305
3.45%, 3/13/2025	500	534
Synchrony Financial 4.25%, 8/15/2024	350	369
Toyota Motor Credit Corp. 2.63%, 1/10/2023	800	815

		10,947

Containers & Packaging — 0.1%
International Paper Co. 3.80%, 1/15/2026	350	372
Packaging Corp. of America 3.00%, 12/15/2029	300	303
WRKCo, Inc.
3.00%, 9/15/2024	350	356
4.90%, 3/15/2029	150	171

		1,202

Diversified Financial Services — 0.6%
AIG Global Funding
2.15%, 7/2/2020(a)	550	551
2.30%, 7/1/2022(a)	200	201
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022(a)	490	501
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.96%, 9/19/2023(a)	820	859
National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,337
ORIX Corp. (Japan) 2.90%, 7/18/2022	277	282
Shell International Finance BV (Netherlands)
3.40%, 8/12/2023	150	157
2.88%, 5/10/2026	788	816
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024(a)	400	415

		5,119

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
3.55%, 6/1/2024	600	628
3.95%, 1/15/2025	1,183	1,265
4.10%, 2/15/2028	200	216
4.30%, 2/15/2030	1,500	1,649
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	409	414
5.46%, 2/16/2021	114	119
Verizon Communications, Inc.
4.33%, 9/21/2028	1,508	1,711
4.02%, 12/3/2029	533	595
4.40%, 11/1/2034	350	406
5.25%, 3/16/2037	320	404

		7,407

Electric Utilities — 2.0%
Arizona Public Service Co. 3.35%, 6/15/2024	372	388
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	1,595	1,618
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028(a)	476	498
4.55%, 11/15/2030(a)	290	328
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021(a)	237	244
Connecticut Light & Power Co. (The) Series A, 3.20%, 3/15/2027	700	743
DTE Electric Co.
3.90%, 6/1/2021	200	205
2.65%, 6/15/2022	197	200
3.65%, 3/15/2024	500	530
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50	69
Duke Energy Corp. 3.55%, 9/15/2021	233	238
Duke Energy Indiana LLC 3.75%, 7/15/2020	160	162
Duke Energy Progress LLC 2.80%, 5/15/2022	461	471
Enel Finance International NV (Italy)
4.63%, 9/14/2025(a)	425	460
3.63%, 5/25/2027(a)	450	468
Entergy Arkansas LLC
3.05%, 6/1/2023	765	783
3.50%, 4/1/2026	260	274
Entergy Mississippi LLC 2.85%, 6/1/2028	269	277
Evergy, Inc.
4.85%, 6/1/2021	813	840
2.90%, 9/15/2029	368	366
Fortis, Inc. (Canada) 3.06%, 10/4/2026	341	351
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100	103
Interstate Power & Light Co. 4.10%, 9/26/2028	1,000	1,095
Kentucky Utilities Co. 3.30%, 10/1/2025	200	210
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	99
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(a)	938	988
Ohio Power Co. Series M, 5.38%, 10/1/2021	1,200	1,272
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	379
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	256	264
PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	784

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	226
Progress Energy, Inc. 4.40%, 1/15/2021	260	265
Public Service Co. of Colorado 3.20%, 11/15/2020	74	74
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	296
Public Service Co. of Oklahoma 4.40%, 2/1/2021	220	225
Southern California Edison Co. 3.88%, 6/1/2021	958	978
Virginia Electric & Power Co. Series C, 2.75%, 3/15/2023	1,600	1,631

		18,402

Electrical Equipment — 0.0%(b)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	357

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	926	953

Energy Equipment & Services — 0.2%
Halliburton Co.
8.75%, 2/15/2021	750	805
3.80%, 11/15/2025	350	369
Schlumberger Holdings Corp. 3.75%, 5/1/2024(a)	460	484
Schlumberger Investment SA 3.30%, 9/14/2021(a)	233	238

		1,896

Entertainment — 0.2%
Viacom, Inc. 3.88%, 4/1/2024	1,309	1,374
Walt Disney Co. (The) 7.43%, 10/1/2026	600	770

		2,144

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027	285	306
3.38%, 8/15/2031	475	495
American Tower Corp. 3.50%, 1/31/2023	360	373
American Tower Trust #1 3.07%, 3/15/2023(a)	500	507
Boston Properties LP 3.80%, 2/1/2024	909	963
Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	393
Crown Castle International Corp. 4.45%, 2/15/2026	600	656
Duke Realty LP 3.63%, 4/15/2023	672	697
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	163	169
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	269	267
Healthpeak Properties, Inc. 3.88%, 8/15/2024	2,098	2,236
Liberty Property LP 4.40%, 2/15/2024	150	162
National Retail Properties, Inc. 3.60%, 12/15/2026	247	259
Office Properties Income Trust 3.60%, 2/1/2020	300	300
Realty Income Corp.
3.25%, 10/15/2022	600	619
3.88%, 7/15/2024	400	427
Regency Centers LP 2.95%, 9/15/2029	266	268
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	400	415
Senior Housing Properties Trust 4.75%, 2/15/2028	300	304
Simon Property Group LP 2.45%, 9/13/2029	520	511
UDR, Inc.
2.95%, 9/1/2026	106	109
3.20%, 1/15/2030	583	599
Ventas Realty LP
3.75%, 5/1/2024	470	494
3.50%, 2/1/2025	90	94
4.13%, 1/15/2026	158	170
Welltower, Inc. 4.50%, 1/15/2024	900	972

		12,765

Food & Staples Retailing — 0.3%
Costco Wholesale Corp. 2.75%, 5/18/2024	1,094	1,129
Kroger Co. (The)
4.50%, 1/15/2029(e)	650	731
5.40%, 7/15/2040	92	107
Sysco Corp. 3.25%, 7/15/2027	200	209
Walmart, Inc.
3.30%, 4/22/2024	200	210
3.05%, 7/8/2026	700	738

		3,124

Food Products — 0.6%
Campbell Soup Co. 3.95%, 3/15/2025	300	318
Cargill, Inc. 3.30%, 3/1/2022(a)	900	923
Conagra Brands, Inc. 4.60%, 11/1/2025	115	126
General Mills, Inc. 4.00%, 4/17/2025	1,200	1,296
Kraft Heinz Foods Co.
3.95%, 7/15/2025	1,329	1,395
6.88%, 1/26/2039	193	241
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	97
Smithfield Foods, Inc. 5.20%, 4/1/2029(a)	56	62

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tyson Foods, Inc.
2.25%, 8/23/2021	313	314
3.90%, 9/28/2023	500	530
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	212

		5,514

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	350	355
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	843	860

		1,215

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories
3.88%, 9/15/2025	484	527
3.75%, 11/30/2026	150	165
Becton Dickinson and Co.
2.68%, 12/15/2019	57	57
3.36%, 6/6/2024	100	104
Boston Scientific Corp. 3.75%, 3/1/2026	500	538
Medtronic, Inc. 3.50%, 3/15/2025	1,068	1,143
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	174	181
3.55%, 4/1/2025	530	556

		3,271

Health Care Providers & Services — 1.0%
Anthem, Inc. 3.30%, 1/15/2023	700	724
Cigna Corp. 3.50%, 6/15/2024(a)	400	415
CommonSpirit Health 3.35%, 10/1/2029	733	736
CVS Health Corp. 4.10%, 3/25/2025	3,534	3,796
HCA, Inc. 4.13%, 6/15/2029	1,250	1,315
Laboratory Corp. of America Holdings 3.25%, 9/1/2024	300	311
UnitedHealth Group, Inc.
4.70%, 2/15/2021	255	262
3.38%, 11/15/2021	187	191
2.75%, 2/15/2023	365	372
2.88%, 3/15/2023	645	660

		8,782

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.
3.38%, 5/26/2025	1,250	1,316
3.80%, 4/1/2028	440	482
Starbucks Corp. 2.70%, 6/15/2022	326	332

		2,130

Independent Power and Renewable Electricity Producers — 0.0%(b)
Exelon Generation Co. LLC
3.40%, 3/15/2022	90	92
4.25%, 6/15/2022	90	94

		186

Industrial Conglomerates — 0.5%
General Electric Co.
2.10%, 12/11/2019	200	200
5.50%, 1/8/2020	529	531
4.38%, 9/16/2020	125	127
5.30%, 2/11/2021	95	98
4.65%, 10/17/2021	1,919	2,004
5.88%, 1/14/2038	70	86
Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,236
Roper Technologies, Inc.
3.00%, 12/15/2020	208	210
3.80%, 12/15/2026	274	292

		4,784

Insurance — 1.9%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029(a)	595	631
Allstate Corp. (The) 3.15%, 6/15/2023	651	676
American International Group, Inc. 3.75%, 7/10/2025	818	870
Assurant, Inc. 4.20%, 9/27/2023	145	151
Athene Global Funding 2.75%, 6/25/2024(a)	550	555
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,938
CNA Financial Corp.
3.95%, 5/15/2024	499	535
4.50%, 3/1/2026	364	402
Guardian Life Global Funding
2.50%, 5/8/2022(a)	500	505
3.40%, 4/25/2023(a)	230	239
Jackson National Life Global Funding 3.05%, 4/29/2026(a)	1,135	1,169
Liberty Mutual Group, Inc.
4.25%, 6/15/2023(a)	210	223
4.57%, 2/1/2029(a)	1,640	1,848
Lincoln National Corp. 4.20%, 3/15/2022	864	903
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	497
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	824	824
Metropolitan Life Global Funding I
3.88%, 4/11/2022(a)	426	443
3.00%, 1/10/2023(a)	1,600	1,643
New York Life Global Funding
1.95%, 2/11/2020(a)	323	323
2.35%, 7/14/2026(a)	953	965
Principal Financial Group, Inc. 3.13%, 5/15/2023	471	484
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	650	834
Reliance Standard Life Global Funding II
2.50%, 1/15/2020(a)	650	650
3.85%, 9/19/2023(a)	373	391

		17,699

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.88%, 8/22/2037	350	399

IT Services — 0.4%
DXC Technology Co. 4.25%, 4/15/2024	151	158
Fidelity National Information Services, Inc. 3.75%, 5/21/2029	208	227
Global Payments, Inc. 3.20%, 8/15/2029	656	666
International Business Machines Corp.
2.25%, 2/19/2021	1,150	1,155
3.50%, 5/15/2029	800	862
Western Union Co. (The) 3.60%, 3/15/2022	100	103

		3,171

Life Sciences Tools & Services — 0.0%(b)
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	350	366

Machinery — 0.3%
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,482
Parker-Hannifin Corp. 3.30%, 11/21/2024	228	237
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	952
Xylem, Inc. 3.25%, 11/1/2026	111	115

		2,786

Media — 0.9%
CBS Corp. 3.70%, 8/15/2024	1,019	1,069
Charter Communications Operating LLC 4.91%, 7/23/2025	260	285
Comcast Corp.
3.00%, 2/1/2024	1,168	1,209
3.38%, 2/15/2025	1,226	1,294
3.95%, 10/15/2025	209	228
3.15%, 3/1/2026	221	232
3.90%, 3/1/2038	1,136	1,259
Cox Communications, Inc. 3.50%, 8/15/2027(a)	615	647
Discovery Communications LLC 4.38%, 6/15/2021	422	435
Fox Corp. 4.71%, 1/25/2029(a)	110	125
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	305
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	700

		7,788

Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028(a)	1,000	1,064
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029(a)	500	542
Newmont Goldcorp Corp. 2.80%, 10/1/2029	196	194
Nucor Corp. 4.00%, 8/1/2023	305	322

		2,122

Multi-Utilities — 0.4%
CMS Energy Corp. 2.95%, 2/15/2027	170	172
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	758
Consumers Energy Co. 2.85%, 5/15/2022	137	140
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	355
NiSource, Inc.
2.65%, 11/17/2022	184	186
3.85%, 2/15/2023	300	313
3.95%, 3/30/2048	100	104
Sempra Energy 4.05%, 12/1/2023	192	204
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	939	959

		3,191

Oil, Gas & Consumable Fuels — 3.3%
Apache Corp. 4.25%, 1/15/2030	500	498
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	922	992
BP Capital Markets America, Inc.
3.25%, 5/6/2022	712	735
3.22%, 4/14/2024	1,317	1,369
Buckeye Partners LP
4.35%, 10/15/2024	300	298
3.95%, 12/1/2026	355	329
Cenovus Energy, Inc. (Canada) 3.80%, 9/15/2023	1,200	1,240
Chevron Corp. 3.19%, 6/24/2023	285	297
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	833	889
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	467	487
5.38%, 6/26/2026	773	854
Energy Transfer Operating LP
3.60%, 2/1/2023	267	273
4.90%, 2/1/2024	570	608
4.05%, 3/15/2025	182	188
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023(a)	1,145	1,206
Enterprise Products Operating LLC
3.35%, 3/15/2023	225	232
3.90%, 2/15/2024	263	279

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.75%, 2/15/2025	150	159
3.70%, 2/15/2026	651	691
3.95%, 2/15/2027	596	642
Equinor ASA (Norway) 2.65%, 1/15/2024	1,179	1,210
Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,238
Magellan Midstream Partners LP 4.25%, 2/1/2021	1,294	1,326
Marathon Petroleum Corp. 3.63%, 9/15/2024	964	1,010
MPLX LP
4.13%, 3/1/2027	518	537
4.25%, 12/1/2027(a)	118	124
Noble Energy, Inc. 3.85%, 1/15/2028	350	364
Occidental Petroleum Corp. 2.70%, 2/15/2023	441	443
ONEOK, Inc. 3.40%, 9/1/2029	1,000	994
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	731	791
5.35%, 2/12/2028	395	382
6.84%, 1/23/2030(a)	276	289
Phillips 66
4.30%, 4/1/2022	173	182
3.90%, 3/15/2028	320	347
Plains All American Pipeline LP
3.65%, 6/1/2022	705	721
3.85%, 10/15/2023	400	413
Suncor Energy, Inc. (Canada)
3.60%, 12/1/2024	350	369
5.95%, 12/1/2034	1,000	1,295
Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	506	573
TC PipeLines LP 3.90%, 5/25/2027	141	147
Texas Eastern Transmission LP 2.80%, 10/15/2022(a)	1,153	1,162
Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	847
Total Capital International SA (France)
2.70%, 1/25/2023	200	204
3.75%, 4/10/2024	600	642
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,468
Williams Cos., Inc. (The) 3.90%, 1/15/2025	262	273

		30,617

Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.
3.95%, 10/15/2020(a)	700	712
2.00%, 8/1/2022	1,210	1,218
3.25%, 8/15/2022(a)	600	620
3.40%, 7/26/2029(a)	561	602
Eli Lilly & Co. 3.38%, 3/15/2029	600	647
Merck & Co., Inc. 3.40%, 3/7/2029	750	815
Mylan, Inc. 3.13%, 1/15/2023(a)	600	608
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	1,153	1,211
Pfizer, Inc. 3.20%, 9/15/2023	1,000	1,042
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	724

		8,199

Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027(a)	219	233
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027(a)	325	351

		584

Road & Rail — 1.1%
Burlington Northern Santa Fe LLC
3.60%, 9/1/2020	125	126
4.10%, 6/1/2021	2,000	2,054
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,199
CSX Corp. 3.25%, 6/1/2027	1,068	1,127
ERAC USA Finance LLC
4.50%, 8/16/2021(a)	315	327
3.85%, 11/15/2024(a)	650	691
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	430
Norfolk Southern Corp.
2.90%, 2/15/2023	562	574
3.85%, 1/15/2024	750	797
Penske Truck Leasing Co. LP 4.20%, 4/1/2027(a)	1,250	1,336
Union Pacific Corp.
3.75%, 3/15/2024	800	848
3.25%, 1/15/2025	850	889

		10,398

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
2.95%, 1/12/2021	600	605
3.13%, 12/5/2023	122	126
Broadcom Corp. 3.63%, 1/15/2024	1,054	1,085
QUALCOMM, Inc. 3.25%, 5/20/2027	313	328
Texas Instruments, Inc. 2.75%, 3/12/2021	790	799

		2,943

Software — 0.3%
Microsoft Corp. 3.13%, 11/3/2025	800	847

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oracle Corp.
2.50%, 5/15/2022	540	547
2.95%, 11/15/2024	600	623
2.65%, 7/15/2026	600	611
6.50%, 4/15/2038	50	73

		2,701

Specialty Retail — 0.3%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	250	267
Home Depot, Inc. (The) 3.75%, 2/15/2024	486	519
Lowe’s Cos., Inc.
3.13%, 9/15/2024	1,004	1,043
3.65%, 4/5/2029	238	255
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300	318
3.60%, 9/1/2027	463	495

		2,897

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.75%, 1/13/2025	700	722
3.20%, 5/13/2025	1,154	1,217
2.90%, 9/12/2027	224	234

		2,173

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	1,000	1,017
Philip Morris International, Inc. 3.38%, 8/11/2025	850	895

		1,912

Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.88%, 7/3/2023	400	418
3.63%, 4/1/2027	240	249
Aircastle Ltd. 4.40%, 9/25/2023	550	583
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021(a)	500	497
3.50%, 10/10/2024(a)	400	412

		2,159

Water Utilities — 0.0%(b)
American Water Capital Corp. 3.40%, 3/1/2025	364	382

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	379	388
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	608	647

		1,035

TOTAL CORPORATE BONDS (Cost $292,103)		305,581

U.S. TREASURY OBLIGATIONS — 16.8%
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2020(f)	36,169	39,510
0.13%, 4/15/2021	20,264	21,798
0.38%, 1/15/2027	65,481	70,436
0.38%, 7/15/2027	22,497	24,008

TOTAL U.S. TREASURY OBLIGATIONS (Cost $155,450)		155,752

MORTGAGE-BACKED SECURITIES — 12.2%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	7	8
FHLMC Gold Pools, 20 Year Pool # C91030, 5.50%, 5/1/2027	72	77
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	171	189
Pool # A57681, 6.00%, 12/1/2036	1	2
Pool # G06493, 4.50%, 5/1/2041	991	1,074
FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	1,149	1,207
FNMA Pool # AM2292, ARM, 2.14%, 1/1/2023(g)	840	838
FNMA, Other
Pool # AD0851, 4.37%, 2/1/2020	7	7
Pool # AM3498, 2.01%, 6/1/2020	4,800	4,790
Pool # AM3165, 3.05%, 10/1/2020	1,810	1,814
Pool # 465973, 3.59%, 10/1/2020	1,026	1,031
Pool # 465721, 4.04%, 10/1/2020	1,000	1,006
Pool # 466430, 3.37%, 11/1/2020	1,395	1,403
Pool # 467757, 4.33%, 4/1/2021	1,738	1,775
Pool # 468066, 4.30%, 6/1/2021	3,069	3,166
Pool # 468614, 3.86%, 7/1/2021	1,116	1,141
Pool # 468159, 4.26%, 7/1/2021	951	977
Pool # AM6602, 2.63%, 9/1/2021	1,310	1,320
Pool # 469384, 3.11%, 10/1/2021	1,259	1,281
Pool # 469873, 3.03%, 12/1/2021	1,185	1,206

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AL2044, 3.82%, 5/1/2022	1,661	1,705
Pool # 471513, 2.90%, 6/1/2022	1,023	1,048
Pool # 471881, 2.67%, 7/1/2022	2,000	2,041
Pool # 471828, 2.65%, 8/1/2022	2,000	2,041
Pool # AM1804, 2.19%, 12/1/2022	858	862
Pool # AM1619, 2.34%, 12/1/2022	2,371	2,390
Pool # AM2285, 2.41%, 1/1/2023	3,491	3,532
Pool # AL3594, 2.71%, 4/1/2023	2,332	2,381
Pool # AM3301, 2.35%, 5/1/2023	2,206	2,230
Pool # AM3244, 2.52%, 5/1/2023	3,000	3,053
Pool # AM3432, 2.40%, 7/1/2023	3,010	3,051
Pool # AM4628, 3.69%, 11/1/2023	1,135	1,206
Pool # AM4716, 3.38%, 12/1/2023	1,454	1,529
Pool # AM7290, 2.97%, 12/1/2024	400	418
Pool # AM8674, 2.81%, 4/1/2025	2,200	2,279
Pool # AM8846, 2.68%, 5/1/2025	1,933	1,994
Pool # AN0029, 3.10%, 9/1/2025	2,457	2,585
Pool # AN1413, 2.49%, 5/1/2026	843	859
Pool # AN1497, 2.61%, 6/1/2026	860	883
Pool # AN1243, 2.64%, 6/1/2026	1,600	1,645
Pool # AN1247, 2.64%, 6/1/2026	1,576	1,621
Pool # AN3076, 2.46%, 10/1/2026	1,700	1,728
Pool # BL1211, 4.01%, 2/1/2027	597	659
Pool # AM8529, 3.03%, 4/1/2027	2,400	2,531
Pool # AN6732, 2.83%, 5/1/2027	1,200	1,244
Pool # AN6733, 2.83%, 5/1/2027	1,200	1,244
Pool # AN7338, 3.06%, 11/1/2027	1,000	1,059
Pool # AN7943, 3.10%, 1/1/2028	2,500	2,656
Pool # AN9486, 3.57%, 6/1/2028	3,716	4,059
Pool # AN2069, 2.35%, 8/1/2028	1,440	1,453
Pool # AN2466, 2.57%, 8/1/2028	2,390	2,448
Pool # AM4410, 4.25%, 10/1/2028	1,637	1,870
Pool # BL0907, 3.88%, 12/1/2028	700	782
Pool # AN6158, 2.99%, 7/1/2029	500	530
Pool # AN6099, 3.04%, 7/1/2029	500	532
Pool # AN5998, 3.06%, 7/1/2029	481	511
Pool # BM4162, 3.20%, 10/1/2029	496	522
Pool # BL4333, 2.52%, 11/1/2029	1,200	1,225
Pool # 109707, 3.80%, 9/1/2033	842	923
Pool # MA1125, 4.00%, 7/1/2042	1,859	1,974
Pool # MA1437, 3.50%, 5/1/2043	1,985	2,083
Pool # MA1463, 3.50%, 6/1/2043	1,813	1,902
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	150	172
Pool # BA7567, 4.50%, 5/20/2048	3,282	3,486
Pool # BI0416, 4.50%, 11/20/2048	308	326
Pool # BM9692, 4.50%, 7/20/2049	1,194	1,281
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	3	3
FNMA UMBS, 20 Year Pool # MA1138, 3.50%, 8/1/2032	878	916
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	337	387
Pool # 735503, 6.00%, 4/1/2035	83	95
Pool # 888460, 6.50%, 10/1/2036	507	598
Pool # 888890, 6.50%, 10/1/2037	12	14
Pool # 949320, 7.00%, 10/1/2037	44	47
Pool # 995149, 6.50%, 10/1/2038	29	33
Pool # 994410, 7.00%, 11/1/2038	229	271
Pool # AD9151, 5.00%, 8/1/2040	622	688

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AE0681, 4.50%, 12/1/2040	1,156		1,252
Pool # BM3500, 4.00%, 9/1/2047	2,280		2,425
Pool # BM3499, 4.00%, 12/1/2047	2,503		2,661
Pool # BE8354, 4.00%, 3/1/2048	2,101		2,195

TOTAL MORTGAGE-BACKED SECURITIES (Cost $109,562)			112,450

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7%
Bear Stearns ALT-A Trust Series 2004-6, Class 1A, 2.35%, 7/25/2034(g)	100		100
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(h)	—	(h)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	13		13
Series 2004-HYB4, Class WA, 4.27%, 12/25/2034‡(g)	32		32
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	24		25
FHLMC, REMIC
Series 2920, Class KT, 4.50%, 1/15/2020	—	(h)	—	(h)
Series 3874, Class DW, 3.50%, 6/15/2021	883		891
Series 3294, Class DB, 4.50%, 3/15/2022	8		8
Series 3372, Class BD, 4.50%, 10/15/2022	1		1
Series 2626, Class JC, 5.00%, 6/15/2023	474		491
Series 2649, Class WB, 3.50%, 7/15/2023	227		230
Series 1578, Class K, 6.90%, 9/15/2023	10		10
Series 2685, Class DT, 5.00%, 10/15/2023	372		387
Series 2687, Class JH, 5.00%, 10/15/2023	88		92
Series 2701, Class AC, 5.00%, 11/15/2023	587		611
Series 3521, Class B, 4.00%, 4/15/2024	440		452
Series 3544, Class BC, 4.00%, 6/15/2024	41		42
Series 3546, Class NB, 4.00%, 6/15/2024	1,915		1,988
Series 3562, Class JC, 4.00%, 8/15/2024	903		940
Series 3563, Class BD, 4.00%, 8/15/2024	598		629
Series 3571, Class MY, 4.00%, 9/15/2024	216		222
Series 3575, Class EB, 4.00%, 9/15/2024	615		647
Series 3577, Class B, 4.00%, 9/15/2024	985		1,014
Series 3578, Class KB, 4.00%, 9/15/2024	153		158
Series 2989, Class TG, 5.00%, 6/15/2025	554		581
Series 2988, Class TY, 5.50%, 6/15/2025	23		25
Series 3816, Class HA, 3.50%, 11/15/2025	1,655		1,724
Series 3087, Class KX, 5.50%, 12/15/2025	63		66
Series 3787, Class AY, 3.50%, 1/15/2026	806		830
Series 3794, Class LB, 3.50%, 1/15/2026	717		737
Series 3102, Class CE, 5.50%, 1/15/2026	857		909
Series 3123, Class HT, 5.00%, 3/15/2026	86		92
Series 3121, Class JD, 5.50%, 3/15/2026	25		27
Series 3150, Class EQ, 5.00%, 5/15/2026	316		335
Series 3898, Class KH, 3.50%, 6/15/2026	821		850
Series 3885, Class AC, 4.00%, 6/15/2026	676		696
Series 3911, Class B, 3.50%, 8/15/2026	1,076		1,112
Series 3959, Class PB, 3.00%, 11/15/2026	2,500		2,613
Series 4337, Class VJ, 3.50%, 6/15/2027	1,895		1,997
Series 3337, Class MD, 5.50%, 6/15/2027	47		52
Series 2110, Class PG, 6.00%, 1/15/2029	117		129
Series 3755, Class ML, 5.50%, 6/15/2029	6		6
Series 3563, Class LB, 4.00%, 8/15/2029	27		29
Series 3653, Class B, 4.50%, 4/15/2030	169		181
Series 3824, Class EY, 3.50%, 3/15/2031	435		458
Series 2525, Class AM, 4.50%, 4/15/2032	682		739
Series 2441, Class GF, 6.50%, 4/15/2032	25		28

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2436, Class MC, 7.00%, 4/15/2032	18	20
Series 2760, Class KT, 4.50%, 9/15/2032	94	99
Series 2505, Class D, 5.50%, 9/15/2032	138	155
Series 2544, Class KE, 5.50%, 12/15/2032	73	81
Series 2557, Class HL, 5.30%, 1/15/2033	177	197
Series 2575, Class PE, 5.50%, 2/15/2033	53	60
Series 2586, Class WG, 4.00%, 3/15/2033	225	241
Series 2596, Class QD, 4.00%, 3/15/2033	194	207
Series 2621, Class QH, 5.00%, 5/15/2033	197	212
Series 2649, Class PJ, 3.50%, 6/15/2033	15	16
Series 2624, Class QH, 5.00%, 6/15/2033	271	303
Series 2648, Class BK, 5.00%, 7/15/2033	19	20
Series 4238, Class UY, 3.00%, 8/15/2033	3,650	3,756
Series 2673, Class PE, 5.50%, 9/15/2033	453	515
Series 2696, Class DG, 5.50%, 10/15/2033	381	427
Series 2725, Class TA, 4.50%, 12/15/2033	284	321
Series 2733, Class ME, 5.00%, 1/15/2034	384	427
Series 2768, Class PK, 5.00%, 3/15/2034	261	282
Series 3659, Class VG, 5.00%, 9/15/2034	530	549
Series 2934, Class KG, 5.00%, 2/15/2035	287	319
Series 3077, Class TO, PO, 4/15/2035	19	18
Series 2960, Class JH, 5.50%, 4/15/2035	842	942
Series 3082, Class PW, 5.50%, 12/15/2035	59	67
Series 3084, Class BH, 5.50%, 12/15/2035	1,312	1,486
Series 3098, Class KG, 5.50%, 1/15/2036	1,165	1,313
Series 3136, Class CO, PO, 4/15/2036	38	35
Series 3145, Class AJ, 5.50%, 4/15/2036	44	49
Series 3819, Class ZQ, 6.00%, 4/15/2036	824	944
Series 3200, PO, 8/15/2036	78	71
Series 3270, Class AT, 5.50%, 1/15/2037	40	44
Series 3272, Class PA, 6.00%, 2/15/2037	9	10
Series 3348, Class HT, 6.00%, 7/15/2037	65	75
Series 3747, Class PA, 4.00%, 4/15/2038	187	189
Series 3740, Class BP, 4.50%, 4/15/2038	52	53
Series 4085, Class FB, 2.17%, 1/15/2039(g)	289	290
Series 3501, Class A, 4.50%, 1/15/2039	223	234
Series 3508, Class PK, 4.00%, 2/15/2039	5	5
Series 3513, Class A, 4.50%, 2/15/2039	21	22
Series 4219, Class JA, 3.50%, 8/15/2039	1,442	1,473
Series 3827, Class BM, 5.50%, 8/15/2039	303	310
Series 3653, Class HJ, 5.00%, 4/15/2040	1,084	1,204
Series 3677, Class KB, 4.50%, 5/15/2040	1,795	1,945
Series 3677, Class PB, 4.50%, 5/15/2040	1,081	1,181
Series 3904, Class EC, 2.00%, 8/15/2040	286	289
Series 3715, Class PC, 4.50%, 8/15/2040	247	268
Series 3955, Class HB, 3.00%, 12/15/2040	280	286
Series 3828, Class PU, 4.50%, 3/15/2041	125	133
Series 3852, Class TP, IF, 5.50%, 5/15/2041(g)	478	525
Series 3956, Class EB, 3.25%, 11/15/2041	2,080	2,166
Series 3963, Class JB, 4.50%, 11/15/2041	1,650	1,875
Series 4026, Class MQ, 4.00%, 4/15/2042	136	145
Series 4616, Class HP, 3.00%, 9/15/2046	2,347	2,427
Series 3688, Class GT, 7.38%, 11/15/2046(g)	43	51
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	1,147	1,210
FNMA, REMIC
Series 2010-103, Class GB, 4.00%, 9/25/2020	296	297
Series 2010-135, Class HE, 3.00%, 1/25/2021	17	17
Series 2011-75, Class BL, 3.50%, 8/25/2021	870	877

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-113, Class DB, 4.50%, 12/25/2022	2	2
Series 2003-5, Class EQ, 5.50%, 2/25/2023	38	39
Series 2003-48, Class TC, 5.00%, 6/25/2023	47	49
Series 2003-55, Class HY, 5.00%, 6/25/2023	41	43
Series 2008-70, Class BY, 4.00%, 8/25/2023	29	29
Series 2006-22, Class CE, 4.50%, 8/25/2023	144	148
Series 2008-65, Class CD, 4.50%, 8/25/2023	3	3
Series 2004-44, Class KT, 6.00%, 6/25/2024	171	177
Series 2004-53, Class NC, 5.50%, 7/25/2024	63	66
Series 2009-71, Class MB, 4.50%, 9/25/2024	41	43
Series 2004-70, Class EB, 5.00%, 10/25/2024	127	132
Series 2010-49, Class KB, 4.00%, 5/25/2025	772	789
Series 2010-41, Class DC, 4.50%, 5/25/2025	254	261
Series 1997-57, Class PN, 5.00%, 9/18/2027	145	155
Series 2009-39, Class LB, 4.50%, 6/25/2029	123	131
Series 2009-96, Class DB, 4.00%, 11/25/2029	168	175
Series 2010-28, Class DE, 5.00%, 4/25/2030	354	382
Series 2001-63, Class TC, 6.00%, 12/25/2031	69	77
Series 2001-81, Class HE, 6.50%, 1/25/2032	178	203
Series 2002-75, Class GB, 5.50%, 11/25/2032	90	94
Series 2011-39, Class ZA, 6.00%, 11/25/2032	717	817
Series 2002-85, Class PE, 5.50%, 12/25/2032	61	68
Series 2003-21, Class OU, 5.50%, 3/25/2033	43	49
Series 2003-26, Class EB, 3.50%, 4/25/2033	800	835
Series 2003-23, Class CH, 5.00%, 4/25/2033	49	54
Series 2003-63, Class YB, 5.00%, 7/25/2033	142	159
Series 2003-69, Class N, 5.00%, 7/25/2033	263	294
Series 2003-80, Class QG, 5.00%, 8/25/2033	401	441
Series 2003-85, Class QD, 5.50%, 9/25/2033	164	184
Series 2003-94, Class CE, 5.00%, 10/25/2033	41	43
Series 2005-5, Class CK, 5.00%, 1/25/2035	300	320
Series 2005-29, Class WC, 4.75%, 4/25/2035	549	586
Series 2005-48, Class TD, 5.50%, 6/25/2035	294	331
Series 2005-53, Class MJ, 5.50%, 6/25/2035	406	457
Series 2005-62, Class CP, 4.75%, 7/25/2035	32	32
Series 2005-58, Class EP, 5.50%, 7/25/2035	39	42
Series 2005-68, Class BE, 5.25%, 8/25/2035	250	286
Series 2005-68, Class PG, 5.50%, 8/25/2035	168	185
Series 2005-110, Class MB, 5.50%, 9/25/2035	4	4
Series 2005-102, Class PG, 5.00%, 11/25/2035	537	601
Series 2005-110, Class GL, 5.50%, 12/25/2035	620	696
Series 2006-49, Class PA, 6.00%, 6/25/2036	69	80
Series 2009-19, Class PW, 4.50%, 10/25/2036	401	436
Series 2006-114, Class HE, 5.50%, 12/25/2036	445	504
Series 2007-33, Class HE, 5.50%, 4/25/2037	36	41
Series 2007-65, Class KI, IF, IO, 4.91%, 7/25/2037(g)	9	1
Series 2007-71, Class KP, 5.50%, 7/25/2037	69	74
Series 2007-71, Class GB, 6.00%, 7/25/2037	264	303
Series 2009-86, Class OT, PO, 10/25/2037	51	47
Series 2013-83, Class CA, 3.50%, 10/25/2037	457	462
Series 2010-9, Class MD, 5.00%, 2/25/2038	117	121
Series 2011-22, Class MA, 6.50%, 4/25/2038	122	125
Series 2008-72, Class BX, 5.50%, 8/25/2038	25	28
Series 2008-74, Class B, 5.50%, 9/25/2038	11	13
Series 2009-62, Class HJ, 6.00%, 5/25/2039	323	346
Series 2009-37, Class KI, IF, IO, 4.29%, 6/25/2039(g)	14	1
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	16	3
Series 2009-92, Class AD, 6.00%, 11/25/2039	920	1,003

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-112, Class ST, IF, IO, 4.54%, 1/25/2040(g)	120	23
Series 2010-22, Class PE, 5.00%, 3/25/2040	2,726	2,965
Series 2010-35, Class SB, IF, IO, 4.71%, 4/25/2040(g)	45	6
Series 2010-37, Class CY, 5.00%, 4/25/2040	1,564	1,724
Series 2010-54, Class EA, 4.50%, 6/25/2040	60	63
Series 2010-64, Class DM, 5.00%, 6/25/2040	9	10
Series 2010-71, Class HJ, 5.50%, 7/25/2040	211	239
Series 2010-123, Class BP, 4.50%, 11/25/2040	3,834	4,161
Series 2011-5, Class CP, 4.50%, 11/25/2040	272	283
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,091
Series 2011-50, Class LP, 4.00%, 6/25/2041	500	544
Series 2012-137, Class CF, 2.01%, 8/25/2041(g)	656	655
Series 2012-103, Class DA, 3.50%, 10/25/2041	271	280
Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	1,053
Series 2012-139, Class JA, 3.50%, 12/25/2042	604	638
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,715
Series 2019-65, Class PA, 2.50%, 5/25/2048	498	500
Series 2009-96, Class CB, 4.00%, 11/25/2049	30	32
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	19	18
Series 314, Class 1, PO, 7/25/2031	50	46
GNMA
Series 2002-44, Class JC, 6.00%, 7/20/2032	32	32
Series 2002-79, Class KL, 5.50%, 11/20/2032	310	328
Series 2003-10, Class KJ, 5.50%, 2/20/2033	83	92
Series 2003-29, Class PD, 5.50%, 4/16/2033	309	340
Series 2003-33, Class NE, 5.50%, 4/16/2033	181	195
Series 2003-65, Class AP, 5.50%, 8/20/2033	114	127
Series 2003-77, Class TK, 5.00%, 9/16/2033	417	447
Series 2004-16, Class GC, 5.50%, 2/20/2034	1,175	1,322
Series 2004-54, Class BG, 5.50%, 7/20/2034	26	29
Series 2004-93, Class PD, 5.00%, 11/16/2034	775	846
Series 2004-101, Class BE, 5.00%, 11/20/2034	625	693
Series 2005-11, Class PL, 5.00%, 2/20/2035	286	318
Series 2005-26, Class XY, 5.50%, 3/20/2035	1,081	1,221
Series 2005-33, Class AY, 5.50%, 4/16/2035	275	304
Series 2005-49, Class B, 5.50%, 6/20/2035	93	105
Series 2005-51, Class DC, 5.00%, 7/20/2035	232	253
Series 2005-56, Class BD, 5.00%, 7/20/2035	36	40
Series 2006-7, Class ND, 5.50%, 8/20/2035	36	40
Series 2007-37, Class LB, 5.50%, 6/16/2037	260	293
Series 2007-79, Class BL, 5.75%, 8/20/2037	194	216
Series 2009-106, Class ST, IF, IO, 4.28%, 2/20/2038(g)	183	24
Series 2008-7, Class PQ, 5.00%, 2/20/2038	450	502
Series 2008-9, Class PW, 5.25%, 2/20/2038	607	676
Series 2008-23, Class YA, 5.25%, 3/20/2038	141	155
Series 2008-35, Class NF, 5.00%, 4/20/2038	141	155
Series 2008-34, Class PG, 5.25%, 4/20/2038	167	184
Series 2008-33, Class PB, 5.50%, 4/20/2038	516	581
Series 2008-38, Class BG, 5.00%, 5/16/2038	813	906
Series 2008-43, Class NB, 5.50%, 5/20/2038	231	261
Series 2010-7, Class EA, 5.00%, 6/16/2038	93	95
Series 2008-56, Class PX, 5.50%, 6/20/2038	450	497
Series 2008-58, Class PE, 5.50%, 7/16/2038	1,197	1,355
Series 2008-62, Class SA, IF, IO, 4.43%, 7/20/2038(g)	4	1
Series 2008-76, Class US, IF, IO, 4.18%, 9/20/2038(g)	101	14
Series 2011-97, Class WA, 6.12%, 11/20/2038(g)	1,156	1,318
Series 2009-15, Class NA, 5.00%, 12/20/2038	3	3
Series 2008-95, Class DS, IF, IO, 5.58%, 12/20/2038(g)	97	19

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2009-14, Class AG, 4.50%, 3/20/2039	162		174
Series 2009-72, Class SM, IF, IO, 4.49%, 8/16/2039(g)	239		45
Series 2009-61, Class AP, 4.00%, 8/20/2039	21		22
Series 2010-130, Class BD, 4.00%, 12/20/2039	354		371
Series 2010-157, Class OP, PO, 12/20/2040	205		184
Series 2014-H11, Class VA, 2.50%, 6/20/2064(g)	1,588		1,587
Series 2015-H20, Class FA, 2.47%, 8/20/2065(g)	2,157		2,153
Series 2015-H26, Class FG, 2.52%, 10/20/2065(g)	1,582		1,582
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	138		142
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.09%, 11/25/2033(g)	300		311
Series 2007-A1, Class 5A5, 4.41%, 7/25/2035(g)	61		63
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.60%, 4/21/2034(g)	75		77
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	56		57
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 2.35%, 10/25/2028(g)	138		138
Series 2004-B, Class A1, 2.21%, 5/25/2029(g)	201		200
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.61%, 4/25/2034(g)	42		45
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	8		8
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(h)	—	(h)
Seasoned Credit Risk Transfer Trust Series 2019-3, Class M55D, 4.00%, 10/25/2058	697		735
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	793		823
Sequoia Mortgage Trust Series 2004-11, Class A1, 2.32%, 12/20/2034(g)	320		322
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 2.43%, 1/19/2034(g)	149		148
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.94%, 12/25/2044(g)	247		253
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	679		744
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 4.13%, 10/25/2033(g)	141		146

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $105,762)			108,365

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(a)(g)	1,162		1,195
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036(a)	1,400		1,463
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	14		14
Series KJ08, Class A2, 2.36%, 8/25/2022	301		302
Series KJ18, Class A2, 3.07%, 8/25/2022	1,208		1,237
Series KF12, Class A, 2.48%, 9/25/2022(g)	161		161
Series KJ11, Class A2, 2.93%, 1/25/2023	1,290		1,321
Series K029, Class A2, 3.32%, 2/25/2023	2,045		2,127
Series K038, Class A2, 3.39%, 3/25/2024	1,000		1,055
Series K727, Class AM, 3.04%, 7/25/2024	1,400		1,458
Series J22F, Class A2, 4.09%, 9/25/2024	356		384
Series K729, Class A2, 3.14%, 10/25/2024	1,219		1,280
Series K046, Class A2, 3.21%, 3/25/2025	2,503		2,645
Series KL3L, Class ALNZ, 3.46%, 4/25/2025(g)	2,000		2,119
Series KPLB, Class A, 2.77%, 5/25/2025	1,750		1,803
Series K048, Class A2, 3.28%, 6/25/2025(g)	2,000		2,125
Series K049, Class A2, 3.01%, 7/25/2025	469		492
Series KLU2, Class A7, 2.23%, 9/25/2025(g)	550		549

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,143
Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,446
Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,800
Series K069, Class A2, 3.19%, 9/25/2027(g)	3,500	3,734
Series K070, Class A2, 3.30%, 11/25/2027(g)	910	978
Series K072, Class A2, 3.44%, 12/25/2027	473	512
Series K073, Class A2, 3.35%, 1/25/2028	2,759	2,983
Series K081, Class A1, 3.88%, 2/25/2028	1,278	1,395
Series K077, Class A2, 3.85%, 5/25/2028(g)	1,690	1,885
Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,719
Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,041
Series K083, Class A2, 4.05%, 9/25/2028(g)	594	673
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,243	1,252
Series 2013-M13, Class A2, 2.63%, 4/25/2023(g)	2,034	2,066
Series 2014-M1, Class A2, 3.32%, 7/25/2023(g)	2,744	2,836
Series 2014-M2, Class A2, 3.51%, 12/25/2023(g)	3,160	3,326
Series 2014-M3, Class A2, 3.50%, 1/25/2024(g)	2,449	2,575
Series 2014-M9, Class A2, 3.10%, 7/25/2024(g)	4,756	4,956
Series 2014-M13, Class A2, 3.02%, 8/25/2024(g)	1,973	2,046
Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	817
Series 2015-M10, Class A2, 3.09%, 4/25/2027(g)	1,400	1,475
Series 2017-M8, Class A2, 3.06%, 5/25/2027(g)	1,500	1,580
Series 2017-M12, Class A2, 3.18%, 6/25/2027(g)	1,345	1,418
Series 2017-M13, Class A2, 3.04%, 9/25/2027(g)	472	493
Series 2018-M2, Class A2, 3.00%, 1/25/2028(g)	3,400	3,542
Series 2018-M4, Class A2, 3.14%, 3/25/2028(g)	2,415	2,543
Series 2018-M9, Class APT2, 3.23%, 4/25/2028(g)	3,600	3,824
Series 2018-M14, Class A2, 3.70%, 8/25/2028(g)	400	440
Series 2017-M5, Class A2, 3.30%, 4/25/2029(g)	3,500	3,739
Series 2018-M3, Class A2, 3.19%, 2/25/2030(g)	1,384	1,473
Series 2018-M13, Class A1, 3.82%, 3/25/2030(g)	744	823
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.81%, 1/25/2048(a)(g)	1,500	1,552
Series 2016-K722, Class B, 3.97%, 7/25/2049(a)(g)	735	763
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.76%, 12/12/2049‡(a)(g)	458	—	(h)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	1,518	1,534
Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.41%, 2/12/2044‡(a)(g)	337	—	(h)
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	866	888
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,530
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,071
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(a)	2,750	2,794
WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,800	1,836

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $93,388)		98,231

ASSET-BACKED SECURITIES — 9.8%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	480	480
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025(a)	458	486
Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	203	209
Ally Auto Receivables Trust
Series 2017-2, Class A3, 1.78%, 8/16/2021	181	181
Series 2017-3, Class A3, 1.74%, 9/15/2021	212	212
Series 2018-1, Class A3, 2.35%, 6/15/2022	674	675

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2018-2, Class A3, 2.92%, 11/15/2022	1,826		1,837
Series 2019-1, Class A3, 2.91%, 9/15/2023	522		529
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	39		41
Series 2013-2, Class A, 4.95%, 1/15/2023	513		536
Series 2016-2, Class A, 3.65%, 6/15/2028	111		115
Series 2016-3, Class AA, 3.00%, 10/15/2028	178		181
Series 2017-1, Class AA, 3.65%, 2/15/2029	247		262
American Credit Acceptance Receivables Trust
Series 2018-3, Class B, 3.49%, 6/13/2022(a)	363		364
Series 2019-1, Class A, 3.06%, 7/12/2022(a)	377		378
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	455		455
American Express Credit Account Master Trust
Series 2017-1, Class A, 1.93%, 9/15/2022	600		600
Series 2019-1, Class A, 2.87%, 10/15/2024	1,120		1,147
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3, 1.87%, 8/18/2021	11		11
Series 2017-2, Class A3, 1.98%, 12/20/2021	68		68
Series 2017-3, Class A3, 1.90%, 3/18/2022	157		157
Series 2017-4, Class A3, 2.04%, 7/18/2022	145		145
Series 2018-1, Class A3, 3.07%, 12/19/2022	1,194		1,202
Series 2018-2, Class A3, 3.15%, 3/20/2023	1,158		1,171
Series 2018-3, Class A3, 3.38%, 7/18/2023	1,000		1,016
Series 2019-1, Class A3, 2.97%, 11/20/2023	485		492
Series 2019-2, Class A3, 2.28%, 1/18/2024	1,850		1,857
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021(a)	100		100
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600		1,596
BMW Vehicle Lease Trust
Series 2017-2, Class A3, 2.07%, 10/20/2020	112		112
Series 2018-1, Class A3, 3.26%, 7/20/2021	175		177
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033(a)	837		847
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	463		464
CarMax Auto Owner Trust
Series 2016-4, Class A3, 1.40%, 8/15/2021	142		142
Series 2017-1, Class A3, 1.98%, 11/15/2021	558		558
Series 2017-3, Class A3, 1.97%, 4/15/2022	293		293
Series 2017-4, Class A3, 2.11%, 10/17/2022	163		163
Series 2018-1, Class A3, 2.48%, 11/15/2022	511		513
Series 2018-2, Class A3, 2.98%, 1/17/2023	1,132		1,144
Series 2018-3, Class A3, 3.13%, 6/15/2023	1,948		1,976
Series 2018-4, Class A3, 3.36%, 9/15/2023	277		283
Series 2019-1, Class A3, 3.05%, 3/15/2024	800		814
Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 6/17/2024(a)	1,100		1,105
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	265		265
Series 2017-B, Class A3, 1.86%, 9/15/2022	273		272
Series 2017-C, Class A3, 2.08%, 2/15/2023	233		234
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	259		273
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052(a)	300		301
CPS Auto Receivables Trust
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	—	(h)	—	(h)
Series 2018-D, Class A, 3.06%, 1/17/2022(a)	185		186
Series 2019-D, Class A, 2.17%, 12/15/2022(a)	209		208
CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021(a)	145		145
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class A, 2.65%, 6/15/2026(a)	276		277
Series 2018-1A, Class A, 3.01%, 2/16/2027(a)	538		541
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	1,295		1,312
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	265		265

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dell Equipment Finance Trust Series 2019-1, Class A3, 2.83%, 3/22/2024(a)	1,090	1,104
Delta Air Lines Pass-Through Trust Series 2012-1, Class A, 4.75%, 5/7/2020	182	184
Drive Auto Receivables Trust
Series 2018-5, Class A3, 3.34%, 10/15/2022	522	523
Series 2019-1, Class A3, 3.18%, 10/17/2022	835	838
Series 2018-4, Class B, 3.36%, 10/17/2022	946	948
Series 2019-4, Class A3, 2.16%, 5/15/2023	255	255
Series 2018-2, Class C, 3.63%, 8/15/2024	1,200	1,207
DT Auto Owner Trust
Series 2018-3A, Class A, 3.02%, 2/15/2022(a)	342	344
Series 2019-1A, Class A, 3.08%, 9/15/2022(a)	374	375
Series 2019-2A, Class C, 3.18%, 2/18/2025(a)	650	659
Exeter Automobile Receivables Trust
Series 2018-3A, Class A, 2.90%, 1/18/2022(a)	92	92
Series 2019-3A, Class A, 2.59%, 9/15/2022(a)	779	780
Series 2019-4A, Class A, 2.18%, 1/17/2023(a)	508	509
Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	362
First Investors Auto Owner Trust
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	223	223
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	568	571
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	554	558
Flagship Credit Auto Trust
Series 2017-3, Class A, 1.88%, 10/15/2021(a)	57	57
Series 2018-2, Class A, 2.97%, 10/17/2022(a)	689	692
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	408	409
Series 2017-2, Class B, 2.57%, 4/15/2023(a)	243	243
Series 2019-2, Class B, 2.92%, 4/15/2025(a)	650	659
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	310	311
Ford Credit Auto Lease Trust
Series 2017-B, Class A3, 2.03%, 12/15/2020	39	39
Series 2018-B, Class A4, 3.30%, 2/15/2022	819	831
Series 2019-A, Class A3, 2.90%, 5/15/2022	1,005	1,015
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/2021	202	202
Series 2018-B, Class A4, 3.38%, 3/15/2024	340	351
GLS Auto Receivables Issuer Trust Series 2019-2A, Class A, 3.06%, 4/17/2023(a)	363	365
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3, 2.01%, 11/20/2020	9	10
Series 2018-2, Class A3, 3.06%, 6/21/2021	989	993
Series 2018-3, Class A3, 3.18%, 6/21/2021	1,067	1,073
Series 2018-1, Class A4, 2.68%, 12/20/2021	757	760
Series 2019-1, Class A3, 2.98%, 12/20/2021	800	807
Series 2019-3, Class A3, 2.03%, 6/20/2022	810	810
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021(a)	148	147
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3, 2.32%, 7/18/2022	209	210
Series 2018-2, Class A3, 2.81%, 12/16/2022	1,140	1,150
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(d)	13	13
Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	865	869
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(a)	326	339
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	154	154
Series 2018-2, Class A3, 3.01%, 5/18/2022	1,105	1,116
Series 2019-4, Class A3, 1.83%, 1/18/2024	525	525
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022(a)	1,275	1,290
Series 2019-A, Class A3, 2.98%, 7/15/2022(a)	1,185	1,200

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hyundai Auto Receivables Trust
Series 2017-A, Class A3, 1.76%, 8/16/2021	218	217
Series 2017-B, Class A3, 1.77%, 1/18/2022	418	418
Series 2018-A, Class A3, 2.79%, 7/15/2022	843	850
Series 2018-B, Class A3, 3.20%, 12/15/2022	655	665
John Deere Owner Trust
Series 2017-B, Class A3, 1.82%, 10/15/2021	118	118
Series 2018-B, Class A3, 3.08%, 11/15/2022	1,492	1,509
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024(a)	300	303
Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A3, 2.41%, 2/16/2021	271	271
Series 2018-B, Class A3, 3.21%, 9/15/2021	585	590
Series 2019-A, Class A3, 3.10%, 11/15/2021	255	258
Series 2019-B, Class A3, 2.00%, 10/17/2022	75	75
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3, 1.26%, 2/16/2021	20	20
NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.54%, 4/18/2022(a)	416	417
Nissan Auto Lease Trust
Series 2017-B, Class A3, 2.05%, 9/15/2020	105	105
Series 2019-B, Class A3, 2.27%, 7/15/2022	495	497
Series 2019-A, Class A4, 2.78%, 7/15/2024	305	309
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3, 1.32%, 1/15/2021	16	16
Series 2017-C, Class A3, 2.12%, 4/18/2022	271	271
Series 2018-C, Class A3, 3.22%, 6/15/2023	980	999
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	1,606	1,630
Santander Drive Auto Receivables Trust
Series 2018-3, Class A3, 3.03%, 2/15/2022	98	98
Series 2018-4, Class A3, 3.01%, 3/15/2022	162	163
Series 2019-1, Class A3, 3.00%, 12/15/2022	380	382
Series 2019-2, Class A3, 2.59%, 5/15/2023	405	407
Santander Retail Auto Lease Trust
Series 2018-A, Class A3, 2.93%, 5/20/2021(a)	1,177	1,181
Series 2019-A, Class A3, 2.77%, 6/20/2022(a)	1,820	1,843
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025(a)	58	58
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	141	146
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,664
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/2021(a)	798	809
Series 2019-A, Class A3, 2.16%, 10/20/2022(a)	370	370
Toyota Auto Receivables Owner Trust
Series 2016-D, Class A3, 1.23%, 10/15/2020	4	4
Series 2017-A, Class A3, 1.73%, 2/16/2021	48	48
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,252	1,278
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,252	1,264
Series 2018-1, Class AA, 3.50%, 3/1/2030	785	833
Series 2018-1, Class A, 3.70%, 3/1/2030	741	767
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	700	710
Vericrest Opportunity Loan Trust Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049(a)(d)	422	422
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	1,040	1,058
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024	746	746
Series 2018-A, Class A, 3.07%, 12/16/2024	2,677	2,708
Series 2018-B, Class A, 3.46%, 7/15/2025	1,564	1,602
World Omni Auto Receivables Trust
Series 2017-B, Class A3, 1.95%, 2/15/2023	280	280
Series 2018-C, Class A3, 3.13%, 11/15/2023	2,085	2,119
Series 2019-B, Class A3, 2.59%, 7/15/2024	917	928

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3, 2.83%, 7/15/2021	890	894
Series 2018-B, Class A3, 3.19%, 12/15/2021	894	905
Series 2019-A, Class A3, 2.94%, 5/16/2022	900	912

TOTAL ASSET-BACKED SECURITIES (Cost $89,599)		90,682

U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
FNMA 2.63%, 9/6/2024	21,959	22,901
Resolution Funding Corp. STRIPS 1.77%, 7/15/2020(i)	800	791

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $22,585)		23,692

FOREIGN GOVERNMENT SECURITIES — 0.4%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	300	421
Republic of Panama (Panama)
4.00%, 9/22/2024	347	371
3.16%, 1/23/2030	400	414
United Mexican States (Mexico)
3.63%, 3/15/2022	568	587
4.00%, 10/2/2023	694	735
3.60%, 1/30/2025	1,076	1,125
4.13%, 1/21/2026	332	355

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $3,795)		4,008

	Shares (000)
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(j)(k) (Cost $22,228)	22,222	22,229

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(j)(k) (Cost $623)	623	623

TOTAL SHORT-TERM INVESTMENTS (Cost $22,851)		22,852

Total Investments — 99.7% (Cost $895,095)		921,613
Other Assets Less Liabilities — 0.3%		2,934

Net Assets — 100.0%		924,547

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(e)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $602,000.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(h)	Amount rounds to less than one thousand.
(i)	The rate shown is the effective yield as of November 30, 2019.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,959	03/2020	USD	422,363	(402)

Abbreviations

USD	United States Dollar

Over- the- Counter (“OTC”) Inflation-linked swap contracts outstanding as of November 30, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.32% at termination	Receive	Bank of America NA	7/31/2024	USD 8,200	(331)
CPI-U at termination	2.33% at termination	Receive	NatWest Markets	8/9/2024	USD 35,000	(1,420)
CPI-U at termination	2.46% at termination	Receive	Citibank, NA	5/21/2024	USD 13,000	(1,275)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	2/21/2024	USD 10,000	(975)
CPI-U at termination	2.48% at termination	Receive	NatWest Markets	3/17/2024	USD 2,000	(196)

						(4,197)

Centrally Cleared Inflation-linked swap contracts outstanding as of November 30, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.61% at termination	Receive	10/15/2024	USD 7,061	—	21
CPI-U at termination	1.65% at termination	Receive	9/4/2024	USD 30,854	—	39

						60

CPI-U at termination	1.70% at termination	Receive	11/25/2024	USD 18,500	2	(14)
CPI-U at termination	1.71% at termination	Receive	11/29/2024	USD 45,972	—	(40)
CPI-U at termination	1.72% at termination	Receive	11/29/2024	USD 45,972	—	(63)
CPI-U at termination	1.82% at termination	Receive	1/8/2024	USD 25,000	—	(231)
CPI-U at termination	1.86% at termination	Receive	5/14/2022	USD 15,000	—	(82)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 31,500	—	(401)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 107,000	—	(1,382)
CPI-U at termination	1.91% at termination	Receive	4/8/2022	USD 23,285	—	(132)
CPI-U at termination	1.92% at termination	Receive	11/15/2029	USD 20,390	—	(167)
CPI-U at termination	1.93% at termination	Receive	1/11/2024	USD 58,300	—	(864)
CPI-U at termination	1.97% at termination	Receive	3/18/2022	USD 104,339	—	(792)
CPI-U at termination	2.01% at termination	Receive	3/18/2024	USD 52,343	—	(762)
CPI-U at termination	2.31% at termination	Receive	10/12/2023	USD 37,000	—	(1,244)

					2	(6,174)

					2	(6,114)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
3 Month LIBOR quarterly	1.48 semi-annually	Receive	12/15/2021	USD 417,897	—	468

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2019 was as follows:

Floating Rate Index	Value
CPI-U	2.57%
3 Month LIBOR	1.91%

There are no upfront payments (receipts) on the swap contracts listed above.

Summary of total swap contracts outstanding as of November 30, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Inflation linked swaps outstanding	—	(4,197)

Total OTC swap contracts outstanding	—	(4,197)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$90,669	$13		$90,682
Collateralized Mortgage Obligations	—	108,333	32		108,365
Commercial Mortgage-Backed Securities	—	98,231	—	(a)	98,231
Corporate Bonds	—	305,581	—		305,581
Foreign Government Securities	—	4,008	—		4,008
Mortgage-Backed Securities	—	112,450	—		112,450
U.S. Government Agency Securities	—	23,692	—		23,692
U.S. Treasury Obligations	—	155,752	—		155,752
Short-Term Investments
Investment Companies	22,229	—	—		22,229
Investment of cash collateral from securities loaned	623	—	—		623

Total Short-Term Investments	22,852	—	—		22,852

Total Investments in Securities	$22,852	$898,716	$45		$921,613

Appreciation in Other Financial Instruments
Swaps	$—	$528	$—		$528

Total Appreciation in Other Financial Instruments	$—	$528	$—		$528

Depreciation in Other Financial Instruments
Futures Contracts	$(402)	$—	$—		$(402)
Swaps	—	(10,371)	—		(10,371)

Total Depreciation in Other Financial Instruments	$(402)	$(10,371)	$—		$(10,773)

(a)	Amount rounds to less than one thousand.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$22,094	$295,308	$295,177	$7	$(3)	$22,229	22,222	$252	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	—	3,311	2,688	—	—	623	623	6	—

Total	$22,094	$298,619	$297,865	$7	$(3)	$22,852		$258	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including interest rate and inflation – linked swaps, to manage credit, interest rate and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.